Deutsche Investment Management Americas Inc.
                                    Two International Place
                                    Boston, MA 02110

                                    August 2, 2007


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A of DWS Money Market Series, (the "Fund"), a series of DWS Money Market Trust (the "Trust") (Reg. Nos. 2-78122 and 811-3495)

Ladies and Gentlemen:

         We are filing today through the EDGAR system on behalf of the Fund, Post-Effective Amendment No. 43 under the Securities Act of 1933 (the "Securities Act") to the Corporation's Registration Statement on Form N-1A (the "Amendment"). The Amendment has been electronically coded to show changes from the Fund's Prospectuses and Statement of Additional Information dated October 1, 2006, filed with the Securities and Exchange Commission (the "Commission") on September 28, 2006 in Post-Effective Amendment No. 42.

         The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Commission. Pursuant to Rule 485(a)(1), the Fund has designated on the facing sheet to the Registration Statement that the Amendment become effective on October 1, 2007. No fees are required in connection with this filing.

         The Amendment is being filed in order to include disclosure relating to the reorganization of the Fund as a "feeder" fund.

         Other than the sections directly relating to the foregoing, all of the disclosure in the Prospectuses and Statement of Additional Information represents standard disclosure that has been, or is currently in the process of being, reviewed by the staff of the Commission.

         Please direct any comments or questions on this filing to the undersigned at 617-295-3357.

                                 Very truly yours,

                                 /s/ Thomas H. Connors
                                 Thomas H. Connors, Esq.
                                 Director
                                 Deutsche Investment Management Americas Inc.

cc:      Alexandra Oprescu, Esq., Ropes & Gray